Operating Lease (Tables)	9 Months Ended
Sep. 30, 2021
Lessee Operating Lease [Abstract]
Schedule of related to operating leases
For the Nine Months Ended September 30, 2021
Weighted-average remaining lease term of operating leases	1.2 years

Weighted-average discount rate of operating leases	5.22%

Schedule of maturity of our operating lease liabilities
Operating Leases
Remainder of Year of 2021	$12,952
Year of 2022	56,126
Thereafter	-
Total lease payments	$69,078
Less: imputed interest	2,539
Present value of operating lease liabilities	66,539
Less: current obligation	49,522
Long-term obligation on September 30, 2021	$17,017